TAXATION - Reconciliation of tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TAXATION
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
(Loss)/income before income taxes	¥ 622,517	$ 97,687	¥ (6,240,791)	¥ (3,159,120)
Income tax benefit computed at PRC statutory income tax rate of 25%	(155,629)	(24,422)	1,560,198	789,780
Additional deduction for R&D expenses	11,095	1,741	9,108	4,192
Non-deductible share-based compensation expenses	(58,581)	(9,193)	(5,507)	(38,071)
Non-deductible expenses and non-taxable income	17,516	2,750	(24,495)	(43,651)
Change of valuation allowance	(60,352)	(9,471)	(164,850)	(535,424)
Effect of preferential tax rate	158,362	24,850	(9,395)	(181,304)
Effect of International tax rates	155,242	24,361	(727,446)	3,091
Prior-year tax filing difference	(3,792)	(595)	188
Income tax (expenses)/benefits	¥ 63,861	$ 10,021	¥ 637,801	¥ (1,387)